As filed with the Securities and Exchange Commission on January 20, 2015

Registration No. 333-61366

811-10385

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                              ☐

Post-Effective Amendment No. 110 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 114 ☒

(Check appropriate box or boxes)

Pacific Life Funds

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-3233

Audrey L. Cheng, Esq.

Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, CA 92660
(Name and Address of Agent for Service)

Copies to:

Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103-3702

It is proposed that this filing will become effective (check appropriate box)

☒  immediately upon filing pursuant to paragraph (b)

☐  on (date) pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☐  on (date) pursuant to paragraph (a)(1)

☐  75 days after filing pursuant to paragraph (a)(2)

☐  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 110 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California, on this 20th day of January, 2015.

PACIFIC LIFE FUNDS

By:	/s/ J.G. Lallande
J.G. Lallande Assistant Vice President and Counsel Pacific Life Insurance Company

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 110 to the Registration Statement of Pacific Life Funds has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

James T. Morris*	Chairman and Trustee (Principal Executive Officer)	January 20, 2015

Mary Ann Brown*	Chief Executive Officer	January 20, 2015

Brian D. Klemens*	Vice President and Treasurer (Principal Financial and Accounting Officer)	January 20, 2015

Frederick L. Blackmon*	Trustee	January 20, 2015

Lucie H. Moore*	Trustee	January 20, 2015

Gale K. Caruso*	Trustee	January 20, 2015

Nooruddin S. Veerjee*	Trustee	January 20, 2015

G. Thomas Willis*	Trustee	January 20, 2015

*By: /s/ J.G. Lallande J.G. Lallande, as attorney-in-fact pursuant to power of attorney filed herewith.		January 20, 2015

EXHIBIT INDEX

Title of Exhibit	Exhibit No.

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def